Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 129,725	$ 36,687	$ 13,500
Accounts receivable, net of allowances of $527, $438 and $1,608	21,664	13,353	9,697
Inventory	35,269	29,570	18,805
Prepaid expenses and other current assets	8,363	4,973	4,117
Total current assets	195,021	84,583	46,119
Property and equipment, net	19,528	17,968	17,323
Intangible assets, net	2,440	1,836	1,485
Goodwill	1,387	1,387	1,387
Other assets	4,644	4,374	4,745
Total assets	223,020	110,148	71,059
Current liabilities:
Accounts payable	16,064	12,920	9,380
Accrued liabilities	11,918	12,650	8,347
Customer advances	674	575	203
Deferred revenue	778	386	13
Current portion of long-term debt	4,597	2,363	1,287
Total current liabilities	34,031	28,894	19,230
Non-current income taxes payable	4,470	3,930	2,572
Long-term debt	12,797	15,108	18,380
Other long-term liabilities	1,486	933	1,186
Total liabilities	52,784	48,865	41,368
Stockholders' equity:
Common stock-$0.0001 par value; 190,000 shares authorized, 34,792 shares issued and outstanding at June 30, 2018 (unaudited). 190,000 shares authorized, 2,979 shares issued and outstanding at December 31, 2017 and 150,000 shares authorized, 2,539 shares issued and outstanding at December 31, 2016	15	2	1
Additional paid-in capital	282,678	180,657	153,195
Accumulated other comprehensive loss	(1,357)	(719)	(3,009)
Accumulated deficit	(111,100)	(118,669)	(120,506)
Total stockholders' equity	170,236	61,283	29,691
Total liabilities and stockholders' equity	223,020	110,148	71,059
Convertible preferred stock
Stockholders' equity:
Preferred stock - $0.0001 par value		12	10
Preferred stock
Stockholders' equity:
Preferred stock - $0.0001 par value